General Information	12 Months Ended
Dec. 31, 2024
General information about financial statements [Abstract]
General information	General information
Alvotech (the “Parent” or the “Company” or “Alvotech”) is a Luxembourg public limited company (société anonyme) incorporated and existing under the laws of the Grand Duchy of Luxembourg, having its registered office at 9, rue de Bitbourg, L-1273 Luxembourg, Grand Duchy of Luxembourg and is registered with the Luxembourg Trade and Companies’ Register under number B 258884. The Company was incorporated on 23 August 2021. These consolidated financial statements were approved by the Group’s Board of Directors, and authorized for issue, on 26 March 2025.
The Company and its subsidiaries (collectively referred to as the “Group”) are a global biotech company specialized in the development and manufacture of biosimilar medicines for patients worldwide. The Group has commercialized a certain biosimilar product and has multiple biosimilar molecules.
1.1 Capital Reorganization
On 15 June 2022 (the “Closing Date”), the Company consummated the capital reorganization with Alvotech Holdings S.A. and OACB (the “Business Combination” or “Capital Reorganization”) pursuant to the business combination agreement, dated as of 7 December 2021, as amended by an amendment agreement dated 18 April 2022 and 7 June 2022 (the “Business Combination Agreement”), by and among the Company, Oaktree Acquisition Corp. II (“OACB”) and the Predecessor. The closing of the Business Combination resulted in the following transactions:
•OACB merged with and into the Company, whereby (i) all of the outstanding ordinary shares of OACB (“OACB Ordinary Shares”) were exchanged for ordinary shares of Alvotech (“Ordinary Shares”) on a one-for-one basis, pursuant to a share capital increase of Alvotech and (ii) all of the outstanding warrants of OACB ceased to represent a right to acquire OACB Ordinary Shares and now represent a right to be issued one Ordinary Share, with Alvotech as the surviving company in the merger. Prior to the merger OACB shares were redeemed, resulting in $9.8 million of cash proceeds from the OACB trust account;
•Alvotech redeemed and canceled the initial shares held by the initial sole shareholder of Alvotech pursuant to a share capital reduction of Alvotech;
•The legal form of Alvotech changed from a simplified joint stock company (société par actions simplifiée) to a public limited liability company (société anonyme) under Luxembourg law; and
•The Predecessor merged with and into the Parent, whereby all outstanding ordinary shares of the Predecessor (“Predecessor Ordinary Shares”) were exchanged for Ordinary Shares, pursuant to a share capital increase of Alvotech, with Alvotech as the surviving company in the merger.
Concurrently with the execution of the Business Combination Agreement, OACB and Alvotech entered into subscription agreements (“Subscription Agreements”) with certain investors (the “PIPE Financing”). On 15 June 2022, immediately prior to the closing of the Business Combination, the PIPE Financing was closed, pursuant to the Subscription Agreements, in which subscribers collectively subscribed for 17,493,000 Ordinary Shares at $10.00 per share for an aggregate subscription price equal to $174.9 million.
As part of the Business Combination, Predecessor shareholders were granted a total of 38,330,000 Ordinary Shares subject to certain vesting conditions (“Predecessor Earn Out Shares”). Former OACB shareholders were granted a total of 1,250,000 Ordinary Shares subject to certain vesting conditions (“OACB Earn Out Shares”). Additionally, as part of the Business Combination the Company assumed the 10,916,647 outstanding warrants (“OACB Warrants”), on substantially the same contractual terms and conditions as were in effect immediately prior to the Business Combination. See Note 28 for further details.
The Business Combination was accounted for as a capital reorganization. Under this method of accounting, OACB was treated as the “acquired” company for financial reporting purposes, with Alvotech Holdings S.A. being the accounting acquirer and accounting predecessor. Accordingly, the capital reorganization was treated as the equivalent of Alvotech issuing shares at the closing of the Business Combination for the net assets of OACB as of the Closing Date, accompanied by a recapitalization. The capital reorganization, which was not within the scope of IFRS 3 since OACB did not meet the definition of a business in accordance with that guidance, was accounted for within the scope of IFRS 2. In accordance with IFRS 2, Alvotech recorded a one-time non-cash share listing expense of $83.4 million, recognized as a general and administrative expense, based on the excess of the fair value of
Alvotech shares issued, at the Closing Date, over the fair value of OACB’s identifiable net assets acquired. The fair value of shares issued was estimated based on a market price of $9.38 per share as of 15 June 2022.

	Shares	(in 000s)
OACB Shareholders
Class A Shareholders	976,505
Class B Shareholders	5,000,000
OACB Earn Out Shares	1,250,000
Total Alvotech Shares issued to OACB shareholders	7,226,505
Fair value of Shares issued to OACB as of 15 June 2022		$56,060
Fair value of OACB Earn Out Shares issued to OACB as of 15 June 2022		9,100
Estimated fair market value		65,160
Adjusted net liabilities of OACB as of 15 June 2022		(18,251)
Difference – being the share listing expense		83,411
In connection with the Business Combination and PIPE Financing, the Company incurred $28.5 million of transaction costs, which represent legal, financial advisory, and other professional fees in connection with the Business Combination and PIPE Financing, during the year ended 31 December 2022. Of this amount, $5.6 million represented equity issuance costs related to PIPE Financing that were capitalized in share premium. The remaining $22.9 million was recognized as general and administrative expense.
1.2 Information about subsidiaries and joint ventures

Entity name	Principal activity	Issued and paid capital (presented in whole shares)	Place of establishment	Proportion of ownership and voting power held by Alvotech
				2024	2023
Alvotech hf.	Biopharm.	4,356,613	Iceland	100.00%	100.00%
Fasteignafélagið Sæmundur hf.	Real estate	6,068,029	Iceland	100.00%	100.00%
Alvotech Manco ehf.	Group Serv.	215,390	Iceland	100.00%	100.00%
Alvotech Swiss AG	Biopharm.	153,930	Switzerland	100.00%	100.00%
GlycoThera Holding S.à.r.l.	Holding Co	15,000	Luxembourg	100.00%	—%
Glycothera Analytics GmbH (formerly Alvotech Hannover GmbH)	Biopharm.	29,983	Germany	100.00%	100.00%
Glycothera Development GmbH (formerly Alvotech Germany GmbH)	Biopharm.	31,182	Germany	100.00%	100.00%
Alvotech Biosciences India Pvt Limited	Biopharm.	96,113	India	100.00%	100.00%
Alvotech USA Inc	Group Serv.	10	USA	100.00%	100.00%
Alvotech UK Limited	Group Serv.	135	UK	100.00%	100.00%
Alvotech Malta Limited	Group Serv.	13,533	Malta	100.00%	100.00%
Alvotech Spain, S.L.	Group Serv.	3,114	Spain	100.00%	—%
Alvotech & CCHN Biopharmaceutical Co. Ltd*	Biopharm.	0	China	—%	50.00%
*Alvotech & CCHN Biopharmaceutical Co. Ltd. unconsolidated joint venture was sold during 2024 (see Note 26).
1.3 Information about shareholders
Significant shareholders of the Company are Aztiq Pharma Partners S.à r.l. (Aztiq) and Alvogen Lux Holdings S.à r.l. (Alvogen), with 33.5% and 29.8% ownership interest as of 31 December 2024, respectively. The remaining 36.7% ownership interest is held by various entities, with no single shareholder holding more than 2.4% ownership interest as of 31 December 2024.
1.4 Going concern
The Group has primarily funded its operations with proceeds from the issuance of ordinary shares and the issuance of loans and borrowings to both related parties and third parties. The Group has incurred recurring losses since its inception, including net losses of $231.9 million, $551.7 million, and $513.6 million for the years ended 31 December 2024, 2023, and 2022, respectively, and had an accumulated deficit of $2,437.7 million as of 31 December 2024 and $2,205.8 million as of 31 December 2023. The Group has not generated positive operational cash flow, largely due to the continued focus on biosimilar product development and expansion efforts.
As of 31 December 2024, the Group had cash and cash equivalents of $51.4 million and current assets less current liabilities of $261.6 million.
In February 2024, Alvotech announced it had received and accepted an offer from investors outside the U.S. for the sale of 10,127,132 Ordinary Shares, for an approximate gross value of $166 million, at a purchase price of $16.41 per share, or ISK 2,250, at the foreign exchange rate on 23 February 2024. The shares were to be delivered to investors from previously issued treasury shares held by Alvotech´s subsidiary Alvotech Manco. As of 31 December 2024, the settlement of the sale offers resulted in 9,213,333 Ordinary Shares delivered to investors upon the payment of $150.5 million, the net proceeds of the transaction totaling $144 million.
The Company announced in June 2024 that all holders of the Tranche A and some holders of the Tranche B of the 2022 Convertible Bonds exercised their right to conversion into ordinary shares at the fixed conversion price of $10.00 per share on the last scheduled conversion date prior to maturity, which is 1 July 2024. Similarly, some holders of the Aztiq Convertible Bonds decided to exercise similar conversion right into ordinary shares at the same conversion price. Based on the used exchange rate, a total of approximately 22.1 million new shares were issued on 1 July 2024, corresponding to approximately $220.7 million of aggregate value of these bonds with accrued interest. The holders of the 2022 Convertible Bonds and the Aztiq Convertible Bonds that did not exercise their right to conversion, obtained repayment from the Group in July 2024, upon the closing of the senior secured first lien term loan facility of $965.0 million, led by GoldenTree Asset Management (the "Secured Loan Facility").
In July 2024, the Company announced the closing of its previously executed Secured Loan Facility. The closing has allowed Alvotech to refinance outstanding debt obligations, reduce the cost of capital and improve its overall debt maturity profile. The Secured Loan Facility, for $965.0 million in aggregate principal amount, matures in July 2029. The first tranche is a first lien $900.0 million term loan which bears an interest rate of Secured Overnight Funding Rate (SOFR) plus 6.5% per annum. The second tranche is a $65.0 million first lien, second out term loan, which bears an interest rate of SOFR plus 10.5% per annum. This resulted in the concurrent settlement of its existing debt obligations.

Additionally, the Group continues to focus its efforts on the launch and commercialization of its existing biosimilar programs, as follows:
•In February 2024, the Company announced that the U.S. Food and Drug Administration (FDA) has approved Simlandi (adalimumab) injection, the AVT02 interchangeable biosimilar to Humira. Teva Pharmaceuticals International GmbH (“Teva”) is Alvotech’s strategic partner for the exclusive commercialization of Simlandi in the United States. In April 2024, the Company signed an agreement with Quallent Pharmaceuticals ("Quallent") allowing the interchangeable biosimilar to be distributed under Quallent's private label in the U.S. Additionally, The Company extended its European commercial partner, STADA Arzneimittel AG (“Stada”), commercial rights to AVT02 to Commonwealth of Independent States (CIS) countries in Central Asia in June 2024.
•The FDA approved AVT04, a biosimilar to Stelara (ustekinumab), for the U.S. in April 2024 enabling a commercialization starting on or after 21 February 2025. Alvotech launched AVT04 in Canada with its commercial partner JAMP Pharma ("Jamp"), on March 1, 2024 and started commercialization in Japan with Fuji Pharma ("Fuji") in May 2024. In July 2024, the Company launched Uzpruvo, the first approved AVT04 biosimilar to Stelara across select European countries, with its commercial partner Stada. The
Company extended Stada’s commercial rights to AVT04 to CIS countries in Central Asia in June 2024. In October 2024, the FDA approved SELARSDI (ustekinumab) in a new presentation, 130 mg/26 ml solution in a single-dose vial for intravenous infusion. This approval paves the way for SELARSDI to further align its label with the indications of the reference product Stelara in the U.S. at launch, which is expected in the first quarter of 2025.
•In April 2024, the Company announced positive topline results from a confirmatory clinical study for AVT05, a proposed biosimilar for Simponi and Simponi Aria (golimumab). In November 2024, the European Medicines Agency (EMA) accepted a Marketing Authorization Application (MAA) for AVT05. The approvals process is anticipated to be completed in the fourth quarter of 2025.
•In May 2024, the Company announced its collaboration with Dr. Reddy's Laboratories SA, ("Dr. Reddy"), for the commercialization of AVT03, a proposed biosimilar to Prolia (denosumab) and Xgeva (denosumab), in the U.S., Europe and UK. Dr. Reddy’s commercialization rights are exclusive for the U.S., and semi-exclusive for Europe and the UK. In June 2024, the Company extended its partnership with Stada who will assume marketing license for AVT03 in Europe through semi-exclusive rights, including Switzerland and the UK, as well as exclusive rights in selected markets in Central Asia and the Middle East. In July 2024, the Company announced positive topline results from a confirmatory patient study for AVT03. In October 2024, the EMA accepted a MAA for AVT03.
•In June 2024, the Company entered into an exclusive partnership agreement with Mercury Pharma Group Limited (“Advanz”) regarding the supply and commercialization of AVT06 (aflibercebt), its proposed biosimilar to Eylea in Europe, except for Germany and France where the rights are semi-exclusive. In August 2024, the European Medicines Agency (EMA) has accepted a Marketing Authorization Application for AVT06.
•In September 2024, the Company announced the initiation of a confirmatory patient study for AVT16, a biosimilar candidate to Entyvio (vedolizumab).

The Group expects to fund its activities through a combination of utilizing the existing cash, the projected cash generation from milestone collections and product revenues under agreements with its commercial partners, and the current funding arrangements it has access to. Due to the relatively recent launch of AVT02 and AVT04 products on which the Group is currently reliant for cash flow generation, the recent debt refinancing as set out above, and the anticipated future launches of AVT03, AVT05, AVT06, which are undergoing regulatory approval, there is still some level of uncertainty associated with the timing of future cash flow generation. This may mean that the Group ultimately might need to rely on other financing arrangements in the future, such as successive capital increases or debt financings that are not wholly within the control of the Group. If such funding is unavailable, then management may be required to delay, limit, reduce or terminate one or more of its research or product development programs or future commercialization efforts to free up sufficient cash. However, as the Group’s cash flow projections indicate there will be sufficient cash flow generation over the next twelve months without the need for additional financing, such uncertainty does not represent a material uncertainty which gives rise to significant doubt over going concern.
In conclusion, based on the existing cash on hand, funding received to date, and projected future cash flows, management concluded that the Group has the ability to continue as a going concern for at least one year after the date that the consolidated financial statements are issued. As such, the consolidated financial statements have been prepared on a going concern basis.